Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001900520
Registrant Name	Lomond Therapeutics Holdings, Inc.
Registration File Number	333-283508
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES